RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
RELATED PARTY TRANSACTIONS
Management and consulting fees		$ 480
Wages and salaries	$ 2,354	2,394
Share-based payments	3,682	5,902
Employment termination costs	260
Joint venture termination costs		931
Total	$ 6,296	9,707
Due from key management personnel in connection with payroll taxes resulting from share-based payments		$ 771